Investments: Realized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Realized Gain (Loss) on Investments

	2014	2013	2012
Debt securities
Gross gains on sales	$ -	$ -	$ 4,319

Net realized investment gains	$ -	$ -	$ 4,319